Collaboration and License Agreements - Summary of Reconciliation of Deferred Costs Related To Collaboration Agreement (Detail) - Collaboration Agreement [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Balance	$ 310	$ 0
Cumulative effect of adoption of accounting standard		687
Costs recognized	(310)	(377)
Balance	$ 0	$ 310